Document and Entity Information	Nov. 04, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001827506
Document Type	8-K
Document Period End Date	Nov. 04, 2021
Entity Registrant Name	TALARIS THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40384
Entity Tax Identification Number	83-2377352
Entity Address, Address Line One	570 S. Preston St
Entity Address, City or Town	Louisville
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	40202
City Area Code	(502)
Local Phone Number	398-9250
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	TALS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false